PROPERTY, PLANT AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2024
PROPERTY, PLANT AND EQUIPMENT, NET
PROPERTY, PLANT AND EQUIPMENT, NET

8. PROPERTY, PLANT AND EQUIPMENT, NET

	As of December 31,
	2023	2024
	RMB	RMB

	(in thousands)
Office building	689,703	697,136
Vehicles	22,085	23,939
Computer equipment	1,046,672	1,179,606
Furniture and office equipment	373,893	395,828
Leasehold improvement	2,717,396	3,477,118
Construction in progress	293,928	176,006
Total	5,143,677	5,949,633
Less: accumulated depreciation	(3,159,307)	(3,530,150)
Less: accumulated impairment	(19,272)	(19,272)
Net book value	1,965,098	2,400,211

Depreciation expenses recognized for the years ended December 31, 2022, 2023 and 2024 amounted to RMB918.3 million, RMB775.0 million and RMB743.7 million, respectively.